INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - Other income or expenses, net - Additional information (Details)	Mar. 28, 2025 USD ($)
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Exchange amount paid	$ 750,000
Percentage of wheat technology revenues	25.00%
Percentage of soy technology revenues	6.00%
Cancellation of royalty payments in soy revenues	$ 10,000,000
Exchange of intangible assets	8,100,000
Gains on exchange of intangible assets	$ 7,500,000